Consolidated Balance Sheets $ in Thousands, CAD in Millions	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Current Assets:
Cash	$ 31,668	$ 7,568	$ 5,602
Trade accounts receivable, net	51,148	42,175	8,281
Medical supplies	2,499	1,412	787
Prepaid expenses and other current assets	3,115	3,554	540
Total current assets	88,430	54,709	15,210
Property and equipment, net	11,587	9,087	4,833
Intangible assets	20,149	19,543	1,097
Goodwill	32,537	22,470	1,228
Notes receivable	150	659	150
Investments in associates	2,495	880
Other long-term assets	203	234	121
Total Assets	155,551	107,582	22,639
Current Liabilities:
Trade accounts payable	17,428	10,528	3,018
Accrued liabilities	11,614	9,112	1,970
Lines of credit	0	5,420
Subordinated notes payable	0	635
Current portion of debt	868	3,437	1,693
Current portion of capital leases	1,299	257	49
Other current liabilities	543	1,485	43
Total current liabilities	31,752	30,874	6,773
Long-term capital leases, net of current portion	1,820	573	163
Lines of credit	1,500	0
Long-term debt, net of current portion	18,054	10,582
Other long-term liabilities	73	252
Total liabilities	53,199	42,281	6,936
Shareholders' Equity:
Common stock	0	0
Additional paid in capital	215,842	179,293	150,897
Accumulated deficit	(135,312)	(132,866)	(140,052)
Accumulated other comprehensive income (loss)	(54)	(111)	104
Total shareholders' equity attributable to Nobilis Health Corp.	80,476	46,316	10,949
Noncontrolling interests	21,876	18,985	4,754
Total shareholders' equity	102,352	65,301	15,703
Total Liabilities and Shareholders' Equity	$ 155,551	$ 107,582	$ 22,639